LEASE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE
Operating lease expenses	$ 5,600	$ 4,800	$ 4,300
Short-term lease cost	1,800	1,400	1,500
Property and equipment acquired under finance leases	$ 1,408	$ 1,794
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, equipment and software, net	Property, equipment and software, net
Finance lease liabilities, current	$ 529	$ 532
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other current liabilities	Accounts payable and other current liabilities
Finance lease liabilities, non-current	$ 805	$ 1,156
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities
Total amortization expenses for the finance lease right-of-use assets	$ 900	$ 1,400	1,200
Interest expenses on the finance lease liabilities	$ 100	$ 100	$ 100